Prepaid Expenses and Deposits (Details) - Schedule of prepaid expenses and deposits - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Schedule Of Prepaid Expenses And Deposits Abstract
General insurance - current	$ 28,900	$ 32,030
Exploration license insurance - current	91,095
Other prepaid expenses – Current	34,576
Prepaid deposits – non-current	33,481
Exploration license insurance – non-current	560,000
Total prepaid expenses and deposits	$ 748,052	$ 32,030